Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2020
Commitments And Contingencies Disclosure [Abstract]
Summary of Company ROU Assets and Lease Liabilities

The following table presents the Company’s ROU assets and lease liabilities (in thousands):

		December 31,
Lease Classification	Balance Sheet Classification	2020	2019
Assets:
Operating	Operating lease right-of-use assets	$8,253	$—
Finance	Property and equipment	―	6
Total ROU assets		$8,253	$6

Liabilities:
Current:
Operating	Operating lease liabilities, current	$882	$—
Finance	Accrued expense and other current liabilities	―	9
Noncurrent:
Operating	Operating lease liabilities, noncurrent	8,044	―
Total lease liabilities		$8,926	$9

Schedule of Components of Lease Costs

The components of lease costs were as follows (in thousands):

	Years ended December 31,
	2020	2019	2018
Finance lease costs:
Amortization of right-of-use assets	$6	$13	$10
Interest on lease liabilities	—	1	1
Operating lease costs	1,070	—	505
Variable lease costs	233	100	97
Short-term lease costs	371	520	—
Total lease costs	$1,680	$634	$613

Schedule of Weighted-average Remaining Lease Term and Discount Rate

The weighted-average remaining lease term and discount rate were as follows:

	December 31,
	2020		2019
Operating leases:
Weighted-average remaining lease term	6.3	years	―
Weighted-average discount rate	8.7%		―

Finance lease:
Weighted-average remaining lease term	―		0.5	years
Weighted-average discount rate	―		10.6%

Maturity of Operating Lease Liabilities

The maturity of the Company’s operating lease liabilities as of December 31, 2020 were as follows (in thousands):

Years Ending December 31:
2021	$1,619
2022	1,796
2023	1,856
2024	1,911
2025	1,969
Thereafter	2,523
Total lease payments	$11,674
Less: imputed interest	(2,748)
Present value of operating lease liabilities	$8,926
Operating lease liabilities, current	$882
Operating lease liabilities, noncurrent	$8,044